S000049792 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	114 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI ex USA Index (Net) (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.53%	4.10%	4.60%
MSCI ACWI ex USA 100% Hedged to USD Index (Net) (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	14.61%	8.32%	7.55%
iShares Currency Hedged MSCI ACWI ex U.S. ETF
Prospectus [Line Items]
Average Annual Return, Percent		14.68%	8.25%	7.48%
Performance Inception Date				Jun. 29, 2015
iShares Currency Hedged MSCI ACWI ex U.S. ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.82%	6.79%	6.36%
iShares Currency Hedged MSCI ACWI ex U.S. ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.35%	6.15%	5.76%

[1]	Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.